Average Annual Total Returns - Class B - DWS CROCI US VIP	Class B before tax Class Inception	Class B before tax 1 Year	Class B before tax 5 Years	Class B before tax 10 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Jul. 01, 2002	(12.41%)	3.89%	5.84%	2.80%	9.74%	10.50%